Organization (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (34,409)	$ (71,764)	$ (12,569)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
MNVO BU management compensation	1,497
Depreciation of property and equipment	93	395	744
Amortization of intangible assets	5,984	6,088	3,935
Deferred income tax benefits	(978)	1,572	937
Net cash (used in) generated from operating activities	(7,373)	2,581	(12,633)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(117)	(155)	(842)
Purchases of intangible assets	(4,417)	(5,575)	(7,649)
Net cash used in investing activities	(735)	(4,261)	(8,120)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings	5,000	1,124	10,456
Repayments of short-term bank and other borrowings	(11,003)	(2,594)	(4,756)
Net cash generated from (used in) financing activities	11,601	(11,540)	31,861
VIE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(4,151)	(2,941)	431
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Impairment of doubtful debt	2,241
MNVO BU management compensation	1,497
Provision on prepaid expenses and other current assets		2,617
Depreciation of property and equipment		269	232
Amortization of intangible assets		975	1,108
Deferred income tax benefits	(29)	1,641	(23)
Changes in operating assets and liabilities	(1,321)	(3,972)	1,241
Net cash (used in) generated from operating activities	(1,763)	(1,411)	2,989
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(92)	(80)	(204)
Purchases of intangible assets	(706)	(1,011)	(77)
Proceeds from disposal of non-controlling interest	5,296
Payments to acquiring non-controlling interest	(1,497)
Net cash used in investing activities	3,001	(1,091)	(281)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings		36
Repayments of short-term bank and other borrowings	(36)		(765)
Net cash generated from (used in) financing activities	(36)	36	(765)
Effect of foreign exchange rate changes on cash and short-term investment	50
Net change in cash and cash equivalents and restricted cash	1,252	(2,466)	1,943
Cash and cash equivalents and restricted cash at beginning of year	1,044	3,510	1,567
Cash and cash equivalents and restricted cash at end of year	$ 2,296	$ 1,044	$ 3,510